Other Income (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other income explanatory [Abstract]
Interest income on bank deposits	$ 832,621	$ 591,995	$ 491,160
Interest income on government bonds with reverse repurchase agreements and others	8,994	20,215	3,382
Rental income, net	628,401	531,442	527,381
Dividend income	468,263	248,514	107,141
Grants	2,716,197	1,801,585	631,750
Others	757,649	636,146	619,414
Other income	$ 5,412,125	$ 3,829,897	$ 2,380,228